CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 79,462,680	$ 66,481,585	$ 48,496,365
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,688,384	8,751,664	6,998,122
Stock-based compensation expenses	7,828,255	3,774,826	2,736,313
Deferred tax expense/(benefit)	(17,244,658)	(25,580,665)	9,437,344
Amortization of deferred charges	7,732,038	2,378,767	1,620,695
Share of loss/(income) of equity investees	324,612	(2,234,635)	1,691,897
Exchange gains	(458,959)	(403,286)	(706,108)
Changes in unrecognized tax benefit	2,718,631	4,150,919	(2,228,532)
Loss on extinguishment of debt (Note 12)	12,123,750	0	9,848,931
Net realized gain on short-term investments	(2,505,696)	(603,078)	(3,128,014)
Unrealized gain on short-term investments	(235,334)	(49,443)	(122,033)
Proceeds from disposal of trading securities	61,064,916	26,524,907	76,528,665
Purchase of trading securities	(97,389,871)	(21,363,193)	(79,264,198)
Bargain purchase gain (Note 9)	(2,004,507)	0	0
Effect of remeasurement of equity interest in joint venture (Note 9)	(2,100,563)	0	0
Others	(289,020)	(38,195)	166,750
Changes in operating assets and liabilities:
Accounts receivable	6,948,740	(28,650,522)	(6,932,612)
Real estate properties held for sale	0	1,185,217	4,338,824
Real estate properties development completed	(429,429,125)	(9,357,412)	8,932,570
Real estate properties under development	346,724,458	(23,151,082)	(762,186,342)
Real estate properties held for lease	(100,388,128)	(9,197,390)	(11,052,625)
Advances to suppliers	24,935,560	(24,573,309)	(14,484,990)
Other receivables	114,240,396	(21,400,932)	(124,825,380)
Deposits for land use rights	(129,517,140)	(94,952,534)	(3,411,626)
Other deposits and prepayments	(258,358,536)	(114,766,016)	(48,556,579)
Other current assets	326,254	656,158	(138,513)
Amounts due from related parties	(45,409,421)	62,518,780	(124,099,452)
Amounts due from employees	(292,592)	(316,946)	8,921
Other assets	(10,525,572)	(4,328,591)	(4,427,986)
Accounts payable	39,976,328	144,250,668	157,267,231
Customer deposits	101,932,472	(38,092,541)	32,027,383
Income tax payable	21,938,554	49,189,884	(58,549,759)
Other payables and accrued liabilities	101,375,219	38,869,980	842,663
Payroll and welfare payable	(2,073,425)	5,791,340	(1,142,361)
Net cash used in operating activities	(159,881,300)	(4,535,075)	(884,314,436)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	559,030	8,992	39,011
Purchase of property and equipment	(2,739,578)	(2,477,039)	(5,932,847)
Proceeds from disposal of available-for-sale securities	0	6,284,380	0
Purchase of available-for-sale securities	0	(6,137,451)	0
Acquisition of subsidiaries, net of cash acquired (Note 9)	15,055,431	0	(9,997,800)
Acquisition of other long-term investment	0	(32,681,875)	0
Acquisition of other equity method investments	(8,407,244)	0	0
Net cash (used in)/provided by investing activities	4,467,639	(35,002,993)	(15,891,636)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	1,454,020	48,400	1,080,530
Purchase of shares under Restricted Stock Unit (“RSU”) plan	(4,003,999)	(3,259,998)	(7,042,725)
Purchase of treasury shares (Note 19)	(29,688,648)	(3,349,172)	(17,610,787)
Dividends to shareholders	(20,545,257)	(14,751,703)	(15,288,919)
Capital injection from non-controlling interests	4,505,328	0	0
(Increase)/decrease in restricted cash	31,406,042	53,913,283	(177,026,061)
Amounts due to related parties	66,414,412	0	0
Repayments of short-term bank loans and current portion of long-term bank loans	(444,479,915)	(576,757,761)	(63,657,978)
Proceeds from short-term bank loans and current portion of long-term bank loans	203,622,120	584,233,410	483,446,420
Repayment of long-term bank loans	(13,553,962)	(38,540,493)	0
Proceeds from long-term bank loans	201,936,395	8,029,269	52,096,830
Repayment of other short-term debt	(669,849,132)	(169,096,413)	0
Proceeds from other short-term debt	819,039,966	8,511,026	162,802,592
Repayment of other long-term debt	(369,338,675)	(17,854,351)	(122,973,761)
Proceeds from other long-term debt	612,307,593	485,351,457	175,592,700
Deferred charges	(10,725,482)	(3,104,812)	(10,649,965)
Capital lease payments	(3,721,954)	(3,966,658)	(2,765,286)
Proceeds from sale and leaseback (Note 13,18)	2,861,392	0	0
Repayment of mandatorily redeemable non-controlling interests	(3,463,790)	(4,408,069)	0
Proceeds from mandatorily redeemable non-controlling interests	13,177,463	1,284,683	6,910,970
Loss on extinguishment of debt (Note 12)	(12,123,750)	0	(9,848,931)
Net cash provided by financing activities	375,230,167	306,282,098	455,065,629
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	219,816,506	266,744,030	(445,140,443)
Effect of exchange rate changes on cash and cash equivalents	(29,100,220)	(19,710,692)	(1,483,929)
Cash and cash equivalents, at beginning of year	387,528,092	140,494,754	587,119,126
CASH AND CASH EQUIVALENTS, AT END OF YEAR	578,244,378	387,528,092	140,494,754
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Incomes taxes paid	122,347,190	55,564,648	94,316,553
Interest paid	181,857,136	187,209,963	141,052,901
NON-CASH ACTIVITIES
Non-controlling interest arising from business combination (Note 9, Note 25)	$ 5,724,339	$ 0	$ 0